Parent entity financial information	12 Months Ended
Jun. 30, 2024
Disclosure Of Parent Entity Financial Information [Abstract]
Parent entity financial information	Parent entity financial information
a.    Summary financial information
The parent entity financial information disclosure is an Australian Disclosure Requirement as required by Corporations Regulations 2001. The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Balance Sheet
Current Assets	37,166	28,850
Total Assets	958,323	890,120

Current Liabilities	30,709	11,941
Total Liabilities	33,358	15,282

Shareholders' Equity
Issued Capital	1,310,813	1,249,123
Reserves
Foreign Currency Translation Reserve	(261,745)	(261,377)
Share Options Reserve	91,940	86,274
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(229,012)	(212,165)
	924,965	874,824

Loss for the period	(16,847)	(18,848)
Total comprehensive loss for the period	(16,847)	(18,848)
b.    Contingent liabilities of the parent entity
(i)    Central Adelaide Local Health Network Incorporated (“CALHNI”) (formerly Medvet)
Mesoblast Limited acquired certain intellectual property relating to our MPCs, or Medvet IP, pursuant to an Intellectual Property Assignment Deed, or IP Deed, with Medvet Science Pty Ltd, or Medvet. Medvet’s rights under the IP Deed were transferred to Central Adelaide Local Health Network Incorporated, or CALHNI, in November 2011. In connection with its use of the Medvet IP, on completion of certain milestones Mesoblast Limited will be obligated to pay CALHNI, as successor in interest to Medvet, (i) certain aggregated milestone payments of up to $2.2 million and single-digit royalties on net sales of products covered by the Medvet IP, for cardiac muscle and blood vessel applications and bone and cartilage regeneration and repair applications, subject to minimum annual royalties beginning in the first year of commercial sale of those products and (ii) single-digit royalties on net sales of the specified products for applications outside the specified fields.